Expected Credit Losses Allowance (Tables)	12 Months Ended
Dec. 31, 2023
Expected Credit Losses Allowance [Abstract]
Schedule of Allowance by Stage Recorded at Income Statements	As of December 31, 2023, 2022 and 2021, under the credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:
For the year ended December 31, 2023 *	Stage 1		Stage 2		Stage 3
	Corporate	Other ** commercial	Corporate	Other ** commercial	Corporate	Other ** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	132	(3,898)	(19,358)	4,686	92,539	81,616	155,717
Mortgage loans	-	(4,582)	-	(1,213)	-	97,364	91,569
Consumer loans	-	29,029	-	57,262	-	119,881	206,172
Contingent loans	(1,184)	(14,256)	(6,316)	(1,834)	816	(1,589)	(24,363)
Loans and account receivable at FVOCI	(201)	-	-	-	-	-	(201)
Debt at FVOCI	-	(78)	-	-	-	-	(78)
Debt at amortised cost	-	1,038	-	-	-	-	1,038
Subtotal	(1,253)	7,253	(25,674)	58,901	93,355	297,272	429,854
Recovery of loans previously charged-off							(107,069)
TOTAL							322,785
*	Includes overlays for an amount of MCh$93,614 to cover certain defaulted loans from mortgage and other commercial portfolios. See Note 37, Risk management.
**	Includes Other Commercial, Mortgages and Consumer.
For the year ended December 31, 2022 *	Stage 1		Stage 2		Stage 3
	Corporate	Other ** commercial	Corporate	Other ** commercial	Corporate	Other ** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	4,3245	8,734	272	515	90,349	93,961	198,156
Mortgage loans	-	(5,010)	-	(4,936)	-	51,327	41,381
Consumer loans	-	16,234	-	72,115	-	113,510	201,859
Contingent loans	453	2,864	(837)	(231)	1,511	1,429	5,189
Loans and account receivable at FVOCI	58	-	-	-	-	-	58
Debt at FVOCI	-	(529)	-	-	-	-	(529)
Debt at amortised cost	-	957	-	-	-	-	957
Subtotal	4,836	23,250	-565	67,463	91,860	260,227	447,071
Recovery of loans previously charged-off							(90,577)
TOTAL							356,494
*	Includes overlays for an amount of MCh$91,351 for future macro-economic information and scenarios updates. See Note 37, Risk management.
**	Includes Other Commercial, Mortgages and Consumer
For the year ended December 31, 2021	Stage 1		Stage 2		Stage 3
	Corporate	Others ** commercial	Corporate	Others commercial	Corporate	Others** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	22,469	6,625	37,952	3,445	48,013	58,030	176,534
Mortgage loans	-	7,134	-	7,540	-	29,763	44,437
Consumer loans	-	56,994	-	17,710	-	59,963	134,667
Contingent loans	1,607	7,397	5,167	(1,420)	(279)	(218)	12,254
Loans and account receivable at FVOCI	59	-	-	-	-	-	59
Debt at FVOCI	-	(435)	-	-	-	-	(435)
Debt at amortised cost	-	711	-	-	-	-	711
Total	24,135	78,426	43,119	27,275	47,734	147,538	368,227
Recovery of loans previously charged-off							(76,999)
TOTAL							291,228
**	Includes Other Commercial, Mortgages and Consumer.